Earnings (Loss) Per Share	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

(12) Earnings (Loss) Per Share

Basic earnings (loss) per share has been computed on the basis of the weighted-average number of shares of common stock outstanding. For the three months ended March 31, 2016 outstanding stock options are considered dilutive securities for the purposes of calculating diluted earnings per share which was computed using the treasury method. The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released. ($ in thousands, except per share amounts):

	Three months ended March 31, 2016	Three months ended March 31, 2015
Income (Loss)	$154	$(353)

Weighted-Average Shares	4,949,835	3,904,725
Effect of stock options	16,235	—

Weighted-Average Diluted Shares	4,966,070	3,904,725
Basic income per share	$0.03	$(0.09)

Diluted income per share	$0.03	$(0.09)

(24)	Loss Per Share

Basic loss per share has been computed on the basis of the weighted-average number of shares of common stock outstanding. For the year ended December 31, 2015, basic and diluted loss per share is the same due the stock options not being considered dilutive due to the loss incurred by the Company. The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released ($ in thousands, except per share amounts):

	Net loss available to common stockholders	Weighted Average Shares	Per Share Amount
Year Ended December 31, 2015:
Basic and Dilutive loss per share:
Net loss available to common stockholders	$(2,245)	3,993,560	$(0.56)

The Conversion was completed on July 14, 2014. Loss per share was not computed until January 1, 2015, as if the Conversion from a mutual savings bank to a capital stock holding company occurred on that date.